Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Comprehensive Income [Abstract]
Net profit for the year	£ 1,428	£ 1,656	£ 1,158
Items that will not be reclassified to profit or loss:
Actuarial (losses)/gains on defined benefit pension schemes	(91)	233	(262)
Tax on items that will not be reclassified to profit or loss	15	(59)	45
Total items that will not be reclassified to profit or loss	(76)	174	(217)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	207	(507)	667
Fair value movements on cash flow hedges	(59)	137	(165)
Transfer to net profit from cash flow hedge reserve	17	25	46
Tax on items that may be reclassified to profit or loss	9	(30)	19
Total items that may be reclassified to profit or loss	174	(375)	567
Other comprehensive income/(loss) for the year	98	(201)	350
Total comprehensive income for the year	1,526	1,455	1,508
Attributable to:
RELX PLC shareholders	1,520	1,447	1,500
Non-controlling interests	6	8	8
Total comprehensive income for the year	£ 1,526	£ 1,455	£ 1,508